AIM SELECT REAL ESTATE
INCOME FUND (THE "FUND")




                              [ ] Mark this box with an X if you have made
                                  changes to your name or address details above.


================================================================================
ANNUAL MEETING PROXY CARD
================================================================================
PLEASE REFER TO THE REVERSE SIDE FOR TELEPHONE AND INTERNET VOTING INSTRUCTIONS.


A  PROPOSAL

1. Approve an Agreement and Plan of                 For      Against     Abstain
Reorganization which provides for the               [ ]        [ ]         [ ]
reorganization of AIM Select Real Estate
Income Fund a closed-end exchange-traded fund into an open-end fund.




B AUTHORIZED SIGNATURES - SIGN HERE - THIS SECTION MUST BE COMPLETED FOR YOUR INSTRUCTIONS TO BE EXECUTED.

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer's position with the entity.

Signature 1 - Please keep signature within the box     Signature 2 - Please keep signature within the box     Date (mm/dd/yyyy)

----------------------------------------               ----------------------------------------               ----------------------

================================================================================
PROXY - AIM SELECT REAL ESTATE INCOME FUND (THE "FUND")
================================================================================

PROXY SOLICITED BY THE BOARD OF TRUSTEES (THE "BOARD")
PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD FEBRUARY 26, 2007

The undersigned on the reverse side of this proxy card hereby appoints Philip A. Taylor, Kevin M. Carome, John M. Zerr and Sidney M. Dilgren and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Special Meeting of Shareholders on February 26, 2007, at 3:00 p.m., Central Time, and at any adjournment or postponement thereof, all of the shares of the FUND which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL.

PROXIES ARE AUTHORIZED TO VOTE ON A PROPOSAL TO ADJOURN THE MEETING, AND, TO VOTE IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.

PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE. AS AN ALTERNATIVE, PLEASE CONSIDER VOTING BY TELEPHONE OR OVER THE INTERNET AS DISCUSSED BELOW.


TELEPHONE AND INTERNET VOTING INSTRUCTIONS

YOU CAN VOTE BY TELEPHONE OR INTERNET! AVAILABLE 24 HOURS A DAY 7 DAYS A WEEK!

Instead of mailing your proxy, you may choose one of the two voting methods outlined below to vote your proxy.

TO VOTE USING THE TELEPHONE (WITHIN U.S. AND CANADA)      TO VOTE USING THE INTERNET

o  Call toll free 1-800-652-VOTE (8683) in the United     o  Go to the following web site:
   States or Canada any time on a touch tone                 WWW.COMPUTERSHARE.COM/EXPRESSVOTE
   telephone. There is NO CHARGE to you for the
   call.                                                  o  Enter the information requested on your computer
                                                             screen and follow the simple instructions.
o  Follow the simple instructions provided by the
   recorded message.


IF YOU VOTE BY TELEPHONE OR THE INTERNET, PLEASE DO NOT MAIL BACK THIS PROXY CARD. PROXIES SUBMITTED BY TELEPHONE OR THE INTERNET MUST BE RECEIVED BY 3:00 P.M., CENTRAL TIME, ON FEBRUARY 26, 2007. THANK YOU FOR VOTING